UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Offshore, Ltd.

Address:    Ogier Fiduciary Services (Cayman) Limited
            89 Nexus Way
            Camana Bay
            Grand Cayman KY1-9007
            Cayman Islands

13F File Number: 028-13388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                       New York, NY              May 16, 2011
-------------------------      ---------------------    ---------------------
    [Signature]                    [City, State]               [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



Form 13F File Number            Name


     028-12361                  Arrow Capital Management, LLC




SK 21739 0002 1195849